Investment in Associates - Details of Investment in Associates (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Apr. 08, 2019	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2019 USD ($)
Disclosure of associates [line items]
Carrying amount		$ 3,392,910	$ 3,863,741	$ 113,437
JMC ELECTRONICS CO., LTD. [member]
Disclosure of associates [line items]
Principal place of business		Kaohsiung, Taiwan
Measurement method		Equity method
Carrying amount		$ 249,793	$ 406,792
Shareholding ratio	10.00%	10.00%	19.10%
Nature of relationship		Strategic Investee
Unimos Shanghai [member]
Disclosure of associates [line items]
Principal place of business		Shanghai, PRC
Measurement method		Equity method
Carrying amount		$ 3,143,117	$ 3,456,949
Shareholding ratio		45.02%	45.02%
Nature of relationship		Strategic Investee